Risk Report - Asset Quality - Financial Assets at amortized cost by Business Division (Detail) - EUR (€) € in Millions	Dec. 31, 2021		Dec. 31, 2020
Total Consolidated Segments [Domain Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	€ 764,298	[1]	€ 699,393
Allowance for Credit Losses	4,895		4,946
Total Consolidated Segments [Domain Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	711,021	[1]	651,637
Allowance for Credit Losses	440		544
Total Consolidated Segments [Domain Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	40,653	[1]	35,372
Allowance for Credit Losses	532		648
Total Consolidated Segments [Domain Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	11,326	[1]	10,655
Allowance for Credit Losses	3,740		3,614
Total Consolidated Segments [Domain Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,297	[1]	1,729
Allowance for Credit Losses	182		139
Corporate Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	128,611	[1]	119,537
Allowance for Credit Losses	1,040		1,244
Corporate Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	116,332	[1]	109,484
Allowance for Credit Losses	56		85
Corporate Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	10,165	[1]	7,747
Allowance for Credit Losses	83		106
Corporate Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,113	[1]	2,305
Allowance for Credit Losses	901		1,052
Corporate Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	[1]	0
Allowance for Credit Losses	0		0
Investment Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	160,711	[1]	143,948
Allowance for Credit Losses	723		659
Investment Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	147,177	[1]	134,634
Allowance for Credit Losses	106		139
Investment Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	9,783	[1]	5,832
Allowance for Credit Losses	78		92
Investment Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,487	[1]	2,023
Allowance for Credit Losses	356		290
Investment Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,264	[1]	1,459
Allowance for Credit Losses	182		139
Private Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	261,122	[1]	243,964
Allowance for Credit Losses	3,018		2,855
Private Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	235,067	[1]	216,412
Allowance for Credit Losses	269		311
Private Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	19,526	[1]	21,328
Allowance for Credit Losses	365		446
Private Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	6,496	[1]	5,954
Allowance for Credit Losses	2,383		2,098
Private Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	33	[1]	270
Allowance for Credit Losses	0		0
Asset Management [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,276	[1]	2,188
Allowance for Credit Losses	2		1
Asset Management [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,218	[1]	2,131
Allowance for Credit Losses	1		1
Asset Management [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	58	[1]	57
Allowance for Credit Losses	1		1
Asset Management [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	[1]	0
Allowance for Credit Losses	0		0
Asset Management [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	[1]	0
Allowance for Credit Losses	0		0
Capital Release Unit [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	3,165	[1]	5,138
Allowance for Credit Losses	103		182
Capital Release Unit [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,743	[1]	4,463
Allowance for Credit Losses	2		4
Capital Release Unit [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	210	[1]	303
Allowance for Credit Losses	1		4
Capital Release Unit [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	212	[1]	372
Allowance for Credit Losses	99		174
Capital Release Unit [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	[1]	0
Allowance for Credit Losses	0		0
Corporate & Other [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	208,413	[1]	184,618
Allowance for Credit Losses	10		5
Corporate & Other [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	207,485	[1]	184,512
Allowance for Credit Losses	6		5
Corporate & Other [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	910	[1]	105
Allowance for Credit Losses	3		0
Corporate & Other [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	18	[1]	1
Allowance for Credit Losses	1		0
Corporate & Other [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0	[1]	0
Allowance for Credit Losses	€ 0		€ 0

[1]	Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.